Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Net operating losses carry forwards	$ 44,858	$ 205,285
Deferred tax assets	44,858	205,285
Less: valuation allowance
Total deferred tax assets, net	44,858	205,285
Deferred tax liabilities:
Accelerated amortization	4,963	9,169
Total deferred tax liabilities	$ 4,963	$ 9,169